UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09019
The Dow Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242

(Address of principal executive offices)	(Zip code)

(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-794-6971

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports To Stockholders.

The Dow® Target Variable Fund LLC

Semi-Annual Report

June 30, 2008

Ohio National Financial Services®

President’s
Message

Dear Investor:

In reviewing my prior messages, I realize that we are now well over a year into the subprime mortgage debacle, with very little sign of it ending. In fact, it now seems that we’ve now moved to the stage of a general mortgage and real estate crisis, as housing prices continued their decline over the past six months. Homeowners have seen price decreases of as much or more than 30 percent in the hardest hit areas of the country. These losses in value continued to take a toll on U.S. consumer spending and led to a credit crunch as lenders tightened their standards for new loans.

Results for the first three months of the year reflected significant declines in value each month. The beginning of the second quarter, however, seemed to herald a new beginning for stocks. The government engineered the bailout of Bear Stearns, and after all the write-downs that had been taken by major banks, the worst seemed to be over. All the major indices climbed in April and only the Dow Jones Industrials declined in May.

Unfortunately, June brought the first rumors of trouble at Fannie Mae and Freddie Mac, the two government-sponsored entities which control roughly half of the mortgage market in the United States. Further, the economy continued to shed jobs at a rate of about 65,000 per month and those workers who rely on overtime to make ends meet began to see their hours cut back.

And so, the first six months have ended poorly for domestic stocks and most international stocks as worldwide commodity prices, particularly petroleum, continue to rise.

In the meantime, bonds have been fairly flat, good news when the equity environment is consistently negative. Thus, an investor who is half invested in bonds and half in equities has felt only half the pain of the first half of the year.

The Dow® Target Variable Fund

You may have heard the saying, ‘A rising tide raises all ships’; unfortunately, the reverse is true as well. This was a particularly difficult six months for the Dow® Target Portfolios as the large-cap stocks represented by the Dow — in particular, companies in the financial sector and General Motors Corp. — were particularly hard hit.

General Motors, held by half of the Dow Target Portfolios, lost more than 50 percent of its value. This decline, when added to the performance of JP Morgan Chase & Co., Citigroup, Inc., General Electric Co., Pfizer, Inc. and Merck & Co. Inc. created an anchor weight that the Portfolios were unable to overcome, despite relatively strong performance by companies like McDonalds Corp. and E.I. DuPont de Nemours & Co.

Looking Ahead

So, where do we go from here? When canvassing the business news of the day, there seems to be little good news to offset the gloom. Analysts remain conflicted as to whether this economic cycle will be long or short. The questions now are “how long?”, “how wide?”, and “how deep?” this period of economic retraction will be.

Diversification and caution continue to be the prudent action steps for now.

Thank you for entrusting your assets to The Dow Target Variable Fund. We look forward to continuing to serve your investment needs.

Sincerely,
John J. Palmer, FSA
President

Managers and Officers of The Dow® Target Variable Fund LLC

John J. Palmer, President and Manager
L. Ross Love, Manager
James E. Bushman, Manager
George M. Vredeveld, Manager
John I. Von Lehman, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Chief Compliance Officer
R. Todd Brockman, Treasurer
Catherine E. Gehr, Assistant Treasurer
Kimberly A. Plante, Secretary
Katherine L. Carter, Assistant Secretary

The Statement of Additional Information (“SAI”) of The Dow Target Variable Fund LLC (the “Fund”) includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses in voting proxies relating to Fund securities, as well as information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, 2008, is available without charge, upon request, by calling 877-781-6392 toll-free and is also available on the Securities and Exchange Commission (the “Commission”) website at http://www.sec.gov.

The Fund has filed its Schedules of Investments as of March 31 and September 30 with the Commission, as required, on Form N-Q. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and is available on the Commission website upon acceptance of each submission.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of The Dow Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Investments, Inc., One Financial Way, Cincinnati, OH 45242, telephone 513-794-6100.

The Dow® Target Variable Fund LLC
Dow Target 10 — First Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-26.94%
Five years	3.23%
Since inception (1/4/99)	1.17%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 10 — First Quarter Portfolio returned -21.34% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology, and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio significantly lagged the DJIAsm in the first half of 2008. The stocks performed as follows: General Motors Corp. down 51.8%; Citigroup, Inc. down 40.9%; General Electric Co. down 27.2%; Pfizer, Inc. down 20.3%; JPMorgan Chase & Co. down 19.7%; AT&T Inc. down 17.0%; Verizon Communications, Inc. down 17.0%; The Home Depot Inc. down 12.2%; Altria Group, Inc. down 9.6%; and E.I. Du Pont de Nemours & Co. down 0.9%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — First Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	98.7
Repurchase Agreements Less Net Liabilities	1.3

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	20.5
Financials	17.6
Consumer Discretionary	17.2
Materials	12.5
Consumer Staples	11.9
Health Care	9.8
Industrials	9.2

98.7

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 98.7%	Shares	Value

Automobiles – 5.9%
General Motors Corp.	14,096	$162,104

Chemicals – 12.5%
E.I. Du Pont de Nemours & Co.	8,051	345,307

Diversified Financial Services – 17.6%
Citigroup, Inc.	12,175	204,053
JPMorgan Chase & Co.	8,244	282,852

		486,905

Diversified Telecommunication Services – 20.5%
AT&T Inc.	8,403	283,097
Verizon Communications, Inc.	8,030	284,262

		567,359

Industrial Conglomerates – 9.2%
General Electric Co.	9,550	254,890

Pharmaceuticals – 9.8%
Pfizer, Inc.	15,574	272,078

Specialty Retail – 11.3%
The Home Depot Inc.	13,367	313,055

Tobacco – 11.9%
Altria Group, Inc.	4,695	96,529
Philip Morris International Inc. (a)	4,688	231,540

		328,069

Total Common Stocks (Cost $3,475,813)		$2,729,767

	Face	Fair
Repurchase Agreements – 1.4%	Amount	Value

U.S. Bank 1.250% 07/01/2008	$38,000	$38,000

Repurchase price $38,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $14,413
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $24,347
Total Repurchase Agreements (Cost $38,000)		$38,000

Total Investments – 100.1% (Cost $3,513,813) (b)		$2,767,767
Liabilities in Excess of Other Assets – (0.1)%		(3,444)

Net Assets – 100.0%		$2,764,323

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 — Second Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-31.32%
Five years	2.51%
Since inception (4/1/99)	2.03%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 10 — Second Quarter Portfolio returned -27.95% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology, and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio significantly lagged the DJIAsm in the first half of 2008. The stocks performed as follows: General Motors Corp. down 51.8%; Citigroup, Inc. down 40.9%; Merck & Co., Inc. down 34.5%; General Electric Co. down 27.2%; Pfizer, Inc. down 20.3%; AT&T Inc. down 17.0%; Verizon Communications, Inc. down 17.0%; and E.I. Du Pont de Nemours & Co. down 0.9%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — Second Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	98.3
Repurchase Agreements and Other Net Assets	1.7

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Financials	27.2
Telecommunication Services	22.9
Health Care	20.6
Materials	11.2
Industrials	8.9
Consumer Discretionary	7.5

98.3

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 98.3%	Shares	Value

Automobiles – 7.5%
General Motors Corp.	20,379	$234,358

Chemicals – 11.2%
E.I. Du Pont de Nemours & Co.	8,192	351,355

Diversified Financial Services – 27.2%
Bank of America Corp.	9,996	238,605
Citigroup, Inc.	18,267	306,155
JPMorgan Chase & Co.	8,908	305,633

		850,393

Diversified Telecommunication Services – 22.9%
AT&T Inc.	10,104	340,404
Verizon Communications, Inc.	10,662	377,435

		717,839

Industrial Conglomerates – 8.9%
General Electric Co.	10,391	277,336

Pharmaceuticals – 20.6%
Merck & Co., Inc.	8,548	322,174
Pfizer, Inc.	18,558	324,208

		646,382

Total Common Stocks (Cost $4,078,193)		$3,077,663

	Face	Fair
Repurchase Agreements – 0.8%	Amount	Value

U.S. Bank 1.500% 04/01/2008	$25,000	$25,000

Repurchase price $25,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $9,482
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $16,017
Total Repurchase Agreements (Cost $25,000)		$25,000

Total Investments – 99.1% (Cost $4,103,193) (a)		$3,102,663
Other Assets in Excess of Liabilities – 0.9%		27,720

Net Assets – 100.0%		$3,130,383

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Third Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-20.20%
Five years	4.69%
Since inception (7/1/99)	1.15%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 10 — Third Quarter Portfolio returned -17.87% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology, and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio lagged the DJIAsm in the first half of 2008. The stocks performed as follows: Citigroup, Inc. down 40.9%; Merck & Co., Inc. down 34.5%; General Electric Co. down 27.2%; Pfizer, Inc. down 20.3%; JPMorgan Chase & Co. down 19.7%; AT&T Inc. down 17.0%; Verizon Communications, Inc. down 17.0%; Altria Group, Inc. down 9.6%; Johnson & Johnson down 2.2%; and E.I. Du Pont de Nemours & Co. down 0.9%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — Third Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	98.7
Repurchase Agreements and Other Net Assets	1.3

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Health Care	31.7
Telecommunication Services	21.4
Financials	13.2
Consumer Staples	12.7
Materials	10.8
Industrials	8.9

98.7

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 98.7%	Shares	Value

Chemicals – 10.8%
E.I. Du Pont de Nemours & Co.	6,850	$293,797

Diversified Financial Services – 13.2%
Citigroup, Inc.	6,791	113,817
JPMorgan Chase & Co.	7,189	246,655

		360,472

Diversified Telecommunication Services – 21.4%
AT&T Inc.	8,392	282,726
Verizon Communications, Inc.	8,498	300,829

		583,555

Industrial Conglomerates – 8.9%
General Electric Co.	9,099	242,852

Pharmaceuticals – 31.7%
Johnson & Johnson	5,652	363,650
Merck & Co., Inc.	6,995	263,642
Pfizer, Inc.	13,622	237,976

		865,268

Tobacco – 12.7%
Altria Group, Inc.	4,966	102,101
Philip Morris International Inc. (a)	4,961	245,024

		347,125

Total Common Stocks (Cost $3,142,579)		$2,693,069

	Face	Fair
Repurchase Agreements – 1.2%	Amount	Value

U.S. Bank 1.250% 07/01/2008	$32,000	$32,000

Repurchase price $32,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $12,137
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $20,502
Total Repurchase Agreements (Cost $32,000)		$32,000

Total Investments – 99.9% (Cost $3,174,579) (b)		$2,725,069
Other Assets in Excess of Liabilities – 0.1%		3,284

Net Assets – 100.0%		$2,728,353

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Fourth Quarter Portfolio

 Objective/Strategy

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-20.75%
Five years	3.91%
Since inception (10/1/99)	2.38%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 10 — Fourth Quarter Portfolio returned -17.03% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology, and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio lagged the DJIAsm in the first half of 2008. The stocks performed as follows: Citigroup, Inc. down 40.9%; Merck & Co., Inc. down 34.5%; Pfizer, Inc. down 20.3%; JPMorgan Chase & Co. down 19.7%; AT&T Inc. down 17.0%; Verizon Communications, Inc. down 17.0%; The Home Depot Inc. down 12.2%; Altria Group, Inc. down 9.6%; McDonalds Corp. down 3.9%; and E.I. Du Pont de Nemours & Co. down 0.9%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 10 — Fourth Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	98.4
Repurchase Agreements and Other Net Assets	1.6

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Consumer Discretionary	22.2
Telecommunication Services	20.2
Health Care	18.3
Financials	14.0
Consumer Staples	12.7
Materials	11.0

98.4

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 98.4%	Shares	Value

Chemicals – 11.0%
E.I. Du Pont de Nemours & Co.	6,717	$288,092

Diversified Financial Services – 14.0%
Citigroup, Inc.	7,135	119,583
JPMorgan Chase & Co.	7,268	249,365

		368,948

Diversified Telecommunication Services – 20.2%
AT&T, Inc.	7,866	265,006
Verizon Communications, Inc.	7,552	267,341

		532,347

Hotel, Restaurants & Leisure – 13.1%
McDonalds Corp.	6,113	343,673

Pharmaceuticals – 18.3%
Merck & Co., Inc.	6,440	242,724
Pfizer, Inc.	13,626	238,046

		480,770

Specialty Retail – 9.1%
The Home Depot Inc.	10,263	240,359

Tobacco – 12.7%
Altria Group, Inc.	4,788	98,441
Philip Morris International Inc. (a)	4,775	235,837

		334,278

Total Common Stocks (Cost $3,271,610)		$2,588,467

	Face	Fair
Repurchase Agreements – 1.5%	Amount	Value

U.S. Bank 1.250% 07/01/2008	$41,000	$41,000

Repurchase price $41,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $15,550
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $26,269
Total Repurchase Agreements (Cost $41,000)		$41,000

Total Investments – 99.9% (Cost $3,312,610) (b)		$2,629,467
Other Assets in Excess of Liabilities – 0.1%		1,281

Net Assets – 100.0%		$2,630,748

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — First Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-35.38%
Five years	4.02%
Since inception (1/3/00)	2.71%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 5 — First Quarter Portfolio returned -30.08% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio significantly lagged the DJIAsm in the first half of 2008. The stocks performed as follows: General Motors Corp. down 51.8%; Citigroup, Inc. down 40.9%; General Electric Co. down 27.2%; Pfizer, Inc. down 20.3% and The Home Depot Inc. down 12.2%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — First Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	98.6
Repurchase Agreements and Other Net Assets	1.4

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Consumer Discretionary	38.9
Health Care	22.2
Industrials	20.8
Financials	16.7

98.6

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 98.6%	Shares	Value

Automobiles – 13.3%
General Motors Corp.	27,194	$312,731

Diversified Financial Services – 16.7%
Citigroup, Inc.	23,490	393,692

Industrial Conglomerates – 20.8%
General Electric Co.	18,426	491,791

Pharmaceuticals – 22.2%
Pfizer, Inc.	30,043	524,851

Specialty Retail – 25.6%
The Home Depot, Inc.	25,786	603,908

Total Common Stocks (Cost $3,382,740)		$2,326,973

	Face	Fair
Repurchase Agreements – 1.4%	Amount	Value

U.S. Bank 1.250% 07/01/2008	$32,000	$32,000

Repurchase price $32,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $12,137
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $20,502
Total Repurchase Agreements (Cost $32,000)		$32,000

Total Investments – 100.0% (Cost $3,414,740) (a)		$2,358,973
Other Assets in Excess of Liabilities – 0.0%		1,423

Net Assets – 100.0%		$2,360,396

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Second Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-34.64%
Five years	4.43%
Since inception (4/3/00)	3.85%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 5 — Second Quarter Portfolio returned -29.18% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio significantly lagged the DJIAsm in the first half of 2008. The stocks performed as follows: General Motors Corp. down 51.8%; General Electric Co. down 27.2%; Pfizer, Inc. down 20.3% and Verizon Communications, Inc. down 17.0%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — Second Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	97.7
Repurchase Agreements and Other Net Assets	2.3

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	24.3
Health Care	20.8
Financials	19.7
Industrials	17.8
Consumer Discretionary	15.1

97.7

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 97.7%	Shares	Value

Automobiles – 15.1%
General Motors Corp.	24,580	$282,670

Diversified Financial Services – 19.7%
Citigroup, Inc.	22,029	369,206

Diversified Telecommunication Services – 24.3%
Verizon Communications, Inc.	12,857	455,138

Industrial Conglomerates – 17.8%
General Electric Co.	12,534	334,532

Pharmaceuticals – 20.8%
Pfizer, Inc.	22,384	391,049

Total Common Stocks (Cost $2,565,320)		$1,832,595

	Face	Fair
Repurchase Agreements – 2.3%	Amount	Value

U.S. Bank 1.250% 07/01/2008	$43,000	$43,000

Repurchase price $43,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $16,309
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $27,550
Total Repurchase Agreements (Cost $43,000)		$43,000

Total Investments – 100.0% (Cost $2,608,320) (a)		$1,875,595
Other Assets in Excess of Liabilities – 0.0%		677

Net Assets – 100.0%		$1,876,272

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Third Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-22.07%
Five years	2.16%
Since inception (7/3/00)	2.15%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 5 — Third Quarter Portfolio returned -20.24% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio significantly lagged the DJIAsm in the first half of 2008. The stocks performed as follows: General Electric Co. down 27.2%; Pfizer, Inc. down 20.3%; JPMorgan Chase & Co. down 19.7%; AT&T Inc. down 17.0%; and Verizon Communications, Inc. down 17.0%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — Third Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	97.6
Repurchase Agreements and Other Net Assets	2.4

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	43.4
Financials	18.4
Industrials	18.1
Health Care	17.7

97.6

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 97.6%	Shares	Value

Diversified Financial Services – 18.4%
JPMorgan Chase & Co.	6,603	$226,549

Diversified Telecommunication Services – 43.4%
AT&T, Inc.	7,709	259,716
Verizon Communications, Inc.	7,806	276,332

		536,048

Industrial Conglomerates – 18.1%
General Electric Co.	8,358	223,075

Pharmaceuticals – 17.7%
Pfizer, Inc.	12,511	218,568

Total Common Stocks (Cost $1,512,121)		$1,204,240

	Face	Fair
Repurchase Agreements – 2.4%	Amount	Value

U.S. Bank 1.250% 07/01/2008	$29,000	$29,000

Repurchase price $29,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $10,999
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $18,580
Total Repurchase Agreements (Cost $29,000)		$29,000

Total Investments – 100.0% (Cost $1,541,121) (a)		$1,233,240
Other Assets in Excess of Liabilities – 0.0%		278

Net Assets – 100.0%		$1,233,518

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Fourth Quarter Portfolio

 Objective/Strategy

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of June 30, 2008

Average Annual Total Returns:
One year	-21.07%
Five years	4.71%
Since inception (10/1/99)	2.39%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the six-month period ended June 30, 2008, the Dow Target 5 — Fourth Quarter Portfolio returned -17.52% versus -13.38% for the current benchmark, the Dow Jones Industrial Averagesm (“DJIAsm”).

The combination of continued weakness in the residential housing market, higher energy prices, falling dollar, rising inflation and substantial losses taken by financial institutions on subprime-related mortgage debt pushed stock indices down both domestically and abroad in the first half of 2008. These and other factors also slashed economic growth in the U.S. over the past couple of quarters. The following data reflect the sharp deterioration in real GDP growth: Q3’07 up 4.9%, Q4’07 up 0.6% and Q1’08 up 1.0%. While technically not a recessionary environment (two consecutive quarters of negative growth), this climate has had a similar impact on equity valuations, particularly those of companies operating in the Financials, Consumer Discretionary, Information Technology and Telecommunication Services sectors. Had the Federal Reserve Bank (“Fed”) not moved to aggressively lower short-term lending rates (September 2007 through April 2008) the economy more than likely would have slid into a full-fledged recession.

With the bulk of the economic and financial news skewed towards the negative it is little surprise that the Conference Board’s Consumer Confidence Index reading fell from an already modest 88.6 in December 2007 to 50.4 in June 2008. The last time it was this low was February 1992 when it registered 47.3 — a period also remedied by the Fed cutting short-term lending rates to stimulate growth. In addition to the Fed’s monetary stimulus, the Bush Administration pushed through a $168 billion fiscal stimulus plan in February that entailed rebate checks for individuals totaling approximately $117 billion. Consumer spending accounts for roughly two-thirds of annual economic output in the U.S. and the surge in the price of gasoline and food has certainly crimped discretionary spending. Those rebate checks were mailed out in the second quarter. Since it can take up to nine months for a Fed rate action to impact the economy, the initial 0.50% rate cut on September 18, 2007 most likely did not work its way into the economy until June 2008. Five of the subsequent six rate cuts made by the Fed will reach the nine month mark in the second half of 2008. All in all, the Fed lowered the federal funds target rate from 5.25% to 2.00%. In light of the substantial amount of stimulus being pumped into the economy, we believe the equity markets are poised for a better showing over the next six months.

To truly measure the scope of the selling pressure that stocks endured in the first half it may help to look beyond the 30 stocks that comprise the DJIAsm. Of the 10 major sectors in the S&P 500 Index, only two were in positive territory over the six-month span: Energy up 8.9% and Materials up 1.3%. Both benefited from the weakness in the U.S. dollar and rising inflation. Natural resources can be a potential hedge against such events. Only 27 of the 130 sub-sectors that comprise the S&P 500 Index were up, indicating how broad the sell-off was. Even the most recognizable blue chip names, such as those referenced below, were not spared.

The Portfolio lagged the DJIAsm in the first half of 2008. The stocks performed as follows: Pfizer, Inc. down 20.3%; JPMorgan Chase & Co. down 19.7%; AT&T Inc. down 17.0%; Verizon Communications, Inc. down 17.0%; and The Home Depot Inc. down 12.2%.(1)

In the first half of 2008, growth investing outpaced value investing, as measured by Standard & Poor’s. The S&P 500/Citigroup Growth Index declined 8.07%, while the S&P 500/Citigroup Value Index fell 16.02%. According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 7.96% in 2008, vs. 9.30% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of June 30, 2008.

(continued)

The Dow® Target Variable Fund LLC
Dow Target 5 — Fourth Quarter Portfolio (Continued)

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of June 30, 2008 (1)

% of Net Assets

Common Stocks (2)	98.3
Repurchase Agreements
Less Net Liabilities	1.7

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	41.6
Financials	19.4
Consumer Discretionary	18.7
Health Care	18.6

98.3

Schedule of Investments	June 30, 2008 (Unaudited)

		Fair
Common Stocks – 98.3%	Shares	Value

Diversified Financial Services – 19.4%
JPMorgan Chase & Co	9,425	$323,372

Diversified Telecommunication Services – 41.6%
AT&T, Inc.	10,207	343,874
Verizon Communications, Inc.	9,796	346,778

		690,652

Pharmaceuticals – 18.6%
Pfizer, Inc.	17,676	308,800

Specialty Retail – 18.7%
The Home Depot, Inc	13,312	311,767

Total Common Stocks (Cost $2,014,980)		$1,634,591

	Face	Fair
Repurchase Agreements – 1.9%	Amount	Value

U.S. Bank 1.250% 07/01/2008	$32,000	$32,000

Repurchase price $32,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#E99430 4.500%, 09/01/2018
Fair Value: $12,137
Federal National Mortgage Association
#555408 5.000%, 04/01/2033
Fair Value: $20,502
Total Repurchase Agreements (Cost $32,000)		$32,000

Total Investments – 100.2% (Cost $2,046,980) (a)		$1,666,591
Liabilities in Excess of Other Assets – (0.2%)		(3,152)

Net Assets – 100.0%		$1,663,439

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Statements of Assets and Liabilities	June 30, 2008 (Unaudited)

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Assets:
Investments in securities, at cost	$3,475,813	$4,078,193	$3,142,579	$3,271,610

Investments in securities, at fair value	$2,729,767	$3,077,663	$2,693,069	$2,588,467
Cash	638	221	192	435
Repurchase agreements	38,000	25,000	32,000	41,000
Receivable for securities sold	—	49,173	—	—
Receivable for membership interest sold	—	20,526	—	—
Dividends and accrued interest receivable	6,548	5,967	9,489	6,102
Prepaid expenses and other assets	12	17	16	10

Total assets	2,774,965	3,178,567	2,734,766	2,636,014

Liabilities:
Payable for securities purchased	—	29,031	—	—
Payable for membership interest redeemed	6,008	14,350	1,753	459
Payable for investment management services	1,517	1,621	1,461	1,387
Accrued custody expense	600	473	321	360
Accrued professional fees	1,215	1,212	1,214	1,212
Accrued accounting fees	433	419	415	401
Accrued printing and other expenses	869	1,078	1,249	1,447

Total liabilities	10,642	48,184	6,413	5,266

Net assets	$2,764,323	$3,130,383	$2,728,353	$2,630,748

Net assets consist of:
Par value, $1 per membership interest	$302,482	$313,004	$285,519	$247,630
Paid-in capital in excess of par value	2,609,997	3,100,816	2,326,618	2,626,381
Accumulated net realized gain on investments	402,028	496,417	338,275	252,941
Net unrealized depreciation on investments	(746,046)	(1,000,530)	(449,510)	(683,143)
Undistributed net investment income	195,862	220,676	227,451	186,939

Net assets	$2,764,323	$3,130,383	$2,728,353	$2,630,748

Membership interest outstanding	302,482	313,004	285,519	247,630
Net asset value per membership interest	$9.14	$10.00	$9.56	$10.62

Statements of Operations	For the six-month period ended June 30, 2008 (Unaudited)

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Investment income:
Interest	$572	$485	$235	$330
Dividends	68,274	69,570	69,984	69,916

Total investment income	68,846	70,055	70,219	70,246

Expenses:
Management fees	9,784	9,722	10,374	10,404
Custodian fees	2,048	1,630	1,210	1,271
Managers’ (Board) fees	417	387	402	368
Professional fees	1,818	1,817	1,822	1,820
Accounting fees	1,279	1,221	1,247	1,230
Printing and filing fees	1,026	1,173	1,462	1,803
Other	28	36	37	23

Total expenses	16,400	15,986	16,554	16,919

Net investment income	52,446	54,069	53,665	53,327

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	179,982	226,636	55,329	36,012
Change in unrealized appreciation/depreciation on investments	(979,071)	(1,372,024)	(787,471)	(762,209)

Net loss on investments	(799,089)	(1,145,388)	(732,142)	(726,197)

Change in net assets from operations	$(746,643)	$(1,091,319)	$(678,477)	$(672,870)

(continued)

The Dow® Target Variable Fund LLC

Statements of Assets and Liabilities (Continued)	June 30, 2008 (Unaudited)

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Assets:
Investments in securities, at cost	$3,382,740	$2,565,320	$1,512,121	$2,014,980

Investments in securities, at fair value	$2,326,973	$1,832,595	$1,204,240	$1,634,591
Cash	108	826	829	405
Repurchase agreements	32,000	43,000	29,000	32,000
Receivable for membership interest sold	—	7,622	—	—
Dividends and accrued interest receivable	5,751	3,769	2,592	—
Prepaid expenses and other assets	8	9	6	7

Total assets	2,364,840	1,887,821	1,236,667	1,667,003

Liabilities:
Payable for securities purchased	—	8,025	—	—
Payable for membership interest redeemed	571	270	374	352
Payable for investment management services	1,320	992	650	885
Accrued custody expense	432	104	117	173
Accrued professional fees	1,212	1,205	1,203	1,206
Accrued accounting fees	368	317	276	308
Accrued printing and other expenses	541	636	529	640

Total liabilities	4,444	11,549	3,149	3,564

Net assets	$2,360,396	$1,876,272	$1,233,518	$1,663,439

Net assets consist of:
Par value, $1 per membership interest	$238,795	$197,696	$134,327	$156,393
Paid-in capital in excess of par value	2,494,696	1,948,438	1,247,461	1,527,569
Accumulated net realized gain on investments	555,220	348,237	77,029	264,593
Net unrealized depreciation on investments	(1,055,767)	(732,725)	(307,881)	(380,389)
Undistributed net investment income	127,452	114,626	82,582	95,273

Net assets	$2,360,396	$1,876,272	$1,233,518	$1,663,439

Membership interest outstanding	238,795	197,696	134,327	156,393
Net asset value per membership interest	$9.88	$9.49	$9.18	$10.64

Statements of Operations (Continued)	For the six-month period ended June 30, 2008 (Unaudited)

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Investment income:
Interest	$786	$372	$236	$285
Dividends	61,192	46,867	32,712	43,017

Total investment income	61,978	47,239	32,948	43,302

Expenses:
Management fees	8,167	5,881	4,438	5,945
Custodian fees	1,518	660	527	625
Managers’ (Board) fees	373	234	179	241
Professional fees	1,810	1,797	1,792	1,798
Accounting fees	1,101	904	813	949
Printing and filing fees	650	761	622	844
Other	17	19	16	13

Total expenses	13,636	10,256	8,387	10,415

Net investment income	48,342	36,983	24,561	32,887

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	191,799	56,666	13,551	(3,712)
Change in unrealized appreciation/depreciation on investments	(1,206,919)	(796,139)	(365,641)	(394,403)

Net loss on investments	(1,015,120)	(739,473)	(352,090)	(398,115)

Change in net assets from operations	$(966,778)	$(702,490)	$(327,529)	$(365,228)

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

 Statements of Changes in Net Assets

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year	Period Ended	Year
	6/30/2008	Ended	6/30/2008	Ended	6/30/2008	Ended	6/30/2008	Ended
	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$52,446	$84,928	$54,069	$100,999	$53,665	$107,299	$53,327	$89,347
Net realized gain on investments	179,982	103,819	226,636	240,950	55,329	285,933	36,012	195,425
Change in unrealized appreciation/depreciation on investments	(979,071)	(156,412)	(1,372,024)	(184,106)	(787,471)	(206,625)	(762,209)	(270,660)

Change in net assets from operations	(746,643)	32,335	(1,091,319)	157,843	(678,477)	186,607	(672,870)	14,112

Capital transactions:
Received from shares sold	1,160,463	1,219,818	1,093,237	1,181,381	15,661	1,242,007	29,671	3,003,013
Paid for shares redeemed	(568,894)	(820,017)	(476,795)	(1,164,316)	(834,261)	(1,186,588)	(1,825,479)	(773,357)

Change in net assets from capital transactions	591,569	399,801	616,442	17,065	(818,600)	55,419	(1,795,808)	2,229,656

Change in net assets	(155,074)	432,136	(474,877)	174,908	(1,497,077)	242,026	(2,468,678)	2,243,768
Net Assets:
Beginning of period	2,919,397	2,487,261	3,605,260	3,430,352	4,225,430	3,983,404	5,099,426	2,855,658

End of period	$2,764,323	$2,919,397	$3,130,383	$3,605,260	$2,728,353	$4,225,430	$2,630,748	$5,099,426

Undistributed net investment income	$195,862	$143,416	$220,676	$166,607	$227,451	$173,786	$186,939	$133,612

 Statements of Changes in Net Assets

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year	Period Ended	Year
	6/30/2008	Ended	6/30/2008	Ended	6/30/2008	Ended	6/30/2008	Ended
	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$48,342	$53,782	$36,983	$55,669	$24,561	$38,097	$32,887	$40,283
Net realized gain on investments	191,799	255,670	56,666	205,652	13,551	115,932	(3,712)	151,865
Change in unrealized appreciation/depreciation on investments	(1,206,919)	(241,564)	(796,139)	(186,936)	(365,641)	(64,561)	(394,403)	(93,852)

Change in net assets from operations	(966,778)	67,888	(702,490)	74,385	(327,529)	89,468	(365,228)	98,296

Capital transactions:
Received from shares sold	1,804,303	839,370	741,271	1,307,410	26,391	973,260	15,334	1,036,260
Paid for shares redeemed	(289,057)	(732,288)	(298,852)	(716,696)	(239,663)	(727,239)	(222,148)	(499,674)

Change in net assets from capital transactions	1,515,246	107,082	442,419	590,714	(213,272)	246,021	(206,814)	536,586

Change in net assets	548,468	174,970	(260,071)	665,099	(540,801)	335,489	(572,042)	634,882
Net Assets:
Beginning of period	1,811,928	1,636,958	2,136,343	1,471,244	1,774,319	1,438,830	2,235,481	1,600,599

End of period	$2,360,396	$1,811,928	$1,876,272	$2,136,343	$1,233,518	$1,774,319	$1,663,439	$2,235,481

Undistributed net investment income	$127,452	$79,110	$114,626	$77,643	$82,582	$58,021	$95,273	$62,386

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

 Financial Highlights

	Dow Target 10 — First Quarter						Dow Target 10 — Second Quarter
	Six-Month						Six-Month
	Period						Period
	Ended		Year	Year	Year	Year	Ended		Year	Year	Year	Year
	6/30/08		Ended	Ended	Ended	Ended	6/30/08		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04

Selected Per-Share Data:
Net asset value, beginning of period	$11.62		$11.55	$9.64	$10.28	$9.96	$13.88		$13.21	$10.81	$11.10	$10.89

Income (loss) from operations:
Net investment income	0.08		0.30	0.45	0.41	0.32	0.06		0.39	0.45	0.39	0.31
Net realized and unrealized gain (loss) on investments	(2.56)		(0.23)	2.33	(1.05)	—	(3.94)		0.28	2.76	(0.68)	(0.10)

Total income (loss) from operations	(2.48)		0.07	2.78	(0.64)	0.32	(3.88)		0.67	3.21	(0.29)	0.21

Distributions:
Distributions from net investment income	—		—	(0.87)	—	—	—		—	(0.81)	—	—

Net asset value, end of period	$9.14		$11.62	$11.55	$9.64	$10.28	$10.00		$13.88	$13.21	$10.81	$11.10

Total return	(21.34	)%(b)	0.61%	28.86%	(6.23)%	3.21%	(27.95	)%(b)	5.07%	29.64%	(2.61)%	1.93%
Ratios and supplemental data:
Net assets at end of period (millions)	$2.8		$2.9	$2.5	$2.3	$2.9	$3.1		$3.6	$3.4	$3.0	$3.2
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.01	%(a)	0.93%	0.98%	0.93%	0.84%	0.99	%(a)	0.91%	0.94%	0.89%	0.91%
Net investment income	3.22	%(a)	2.63%	2.92%	3.25%	3.05%	3.34	%(a)	2.59%	2.91%	3.29%	2.79%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.01	%(a)	0.93%	0.98%	0.93%	0.84%	0.99	%(a)	0.91%	0.94%	0.89%	0.92%
Portfolio turnover rate	27%		25%	22%	45%	56%	36%		37%	10%	54%	47%

(a)	Annualized.

(b)	Not annualized.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 10 — Third Quarter						Dow Target 10 — Fourth Quarter
	Six-Month						Six-Month
	Period						Period
	Ended		Year	Year	Year	Year	Ended		Year	Year	Year	Year
	6/30/08		Ended	Ended	Ended	Ended	6/30/08		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04

Selected Per-Share Data:
Net asset value, beginning of period	$11.64		$11.03	$9.07	$9.59	$9.28	$12.80		$12.36	$10.18	$10.66	$10.54

Income (loss) from operations:
Net investment income	0.32		0.29	0.22	0.32	0.24	0.42		0.14	0.21	0.32	0.30
Net realized and unrealized gain (loss) on investments	(2.40)		0.32	2.32	(0.84)	0.07	(2.60)		0.30	2.58	(0.80)	(0.18)

Total income (loss) from operations	(2.08)		0.61	2.54	(0.52)	0.31	(2.18)		0.44	2.79	(0.48)	0.12

Distributions:
Distributions from net investment income	—		—	(0.58)	—	—	—		—	(0.61)	—	—

Net asset value, end of period	$9.56		$11.64	$11.03	$9.07	$9.59	$10.62		$12.80	$12.36	$10.18	$10.66

Total return	(17.87	)%(b)	5.53%	27.96%	(5.42)%	3.34%	(17.03	)%(b)	3.56%	27.41%	(4.50)%	1.14%
Ratios and supplemental data:
Net assets at end of period (millions)	$2.7		$4.2	$4.0	$2.9	$3.3	$2.6		$5.1	$2.9	$2.1	$2.2
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.96	%(a)	0.90%	0.95%	0.90%	0.93%	0.98	%(a)	0.97%	0.98%	0.99%	0.92%
Net investment income	3.11	%(a)	2.67%	2.89%	3.19%	2.73%	3.08	%(a)	2.91%	2.88%	3.16%	2.89%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.96	%(a)	0.90%	0.95%	0.90%	0.94%	0.98	%(a)	0.97%	0.98%	0.99%	0.92%
Portfolio turnover rate	0%		40%	30%	41%	56%	3%		36%	22%	35%	40%

(a)	Annualized.

(b)	Not annualized.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — First Quarter						Dow Target 5 — Second Quarter
	Six-Month						Six-Month
	Period						Period
	Ended		Year	Year	Year	Year	Ended		Year	Year	Year	Year
	6/30/08		Ended	Ended	Ended	Ended	6/30/08		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04

Selected Per-Share Data:
Net asset value, beginning of period	$14.13		$13.73	$10.23	$10.46	$9.45	$13.40		$12.78	$9.71	$10.02	$9.03

Income (loss) from operations:
Net investment income	0.23	(a)	0.40	0.43	0.24	0.27	0.09		0.30	0.29	0.30	0.23
Net realized and unrealized gain (loss) on investments	(4.48)		—	3.75	(0.47)	0.74	(4.00)		0.32	3.39	(0.61)	0.76

Total income (loss) from operations	(4.25)		0.40	4.18	(0.23)	1.01	(3.91)		0.62	3.68	(0.31)	0.99

Distributions:
Distributions from net investment income	—		—	(0.68)	—	—	—		—	(0.61)	—	—

Net asset value, end of period	$9.88		$14.13	$13.73	$10.23	$10.46	$9.49		$13.40	$12.78	$9.71	$10.02

Total return	(30.08	)%(c)	2.91%	40.83%	(2.20)%	10.69%	(29.18	)%(c)	4.85%	37.87%	(3.09)%	10.96%
Ratios and supplemental data:
Net assets at end of period (millions)	$2.4		$1.8	$1.6	$1.2	$1.1	$1.9		$2.1	$1.5	$1.0	$1.0
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.00	%(b)	0.99%	0.99%	1.20%	1.07%	1.05	%(b)	1.00%	1.01%	1.31%	1.05%
Net investment income	3.56	%(b)	2.66%	3.15%	2.69%	2.70%	3.77	%(b)	2.62%	2.99%	3.14%	2.55%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.00	%(b)	0.99%	0.99%	1.20%	1.07%	1.05	%(b)	1.00%	1.01%	1.31%	1.06%
Portfolio turnover rate	34%		54%	50%	55%	35%	35%		54%	29%	71%	51%

(a)	Calculated using the average daily shares method.

(b)	Annualized.

(c)	Not annualized.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — Third Quarter						Dow Target 5 — Fourth Quarter
	Six-Month						Six-Month
	Period						Period
	Ended		Year	Year	Year	Year	Ended		Year	Year	Year	Year
	6/30/08		Ended	Ended	Ended	Ended	6/30/08		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04

Selected Per-Share Data:
Net asset value, beginning of period	$11.51		$10.57	$8.09	$10.01	$9.28	$12.90		$12.06	$9.10	$10.40	$9.76

Income (loss) from operations:
Net investment income	0.24		0.23	0.12	0.26	0.26	0.25		0.19	0.19	0.29	0.25
Net realized and unrealized gain (loss) on investments	(2.57)		0.71	2.82	(2.18)	0.47	(2.51)		0.65	3.30	(1.59)	0.39

Total income (loss) from operations	(2.33)		0.94	2.94	(1.92)	0.73	(2.26)		0.84	3.49	(1.30)	0.64

Distributions:
Distributions from net investment income	—		—	(0.46)	—	—	—		—	(0.53)	—	—

Net asset value, end of period	$9.18		$11.51	$10.57	$8.09	$10.01	$10.64		$12.90	$12.06	$9.10	$10.40

Total return	(20.24	)%(b)	8.89%	36.37%	(19.18)%	7.87%	(17.52	)%(b)	6.97%	38.33%	(12.50)%	6.56%
Ratios and supplemental data:
Net assets at end of period (millions)	$1.2		$1.8	$1.4	$0.8	$1.0	$1.7		$2.2	$1.6	$1.0	$1.2
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.13	%(a)	1.08%	1.06%	1.39%	1.02%	1.05	%(a)	1.08%	1.03%	1.27%	1.04%
Net investment income	3.32	%(a)	2.59%	2.89%	3.16%	2.67%	3.32	%(a)	2.53%	3.09%	2.82%	2.53%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.13	%(a)	1.08%	1.06%	1.39%	1.02%	1.05	%(a)	1.08%	1.03%	1.27%	1.04%
Portfolio turnover rate	1%		61%	40%	71%	92%	1%		66%	39%	71%	70%

(a)	Annualized.

(b)	Not annualized.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Notes to Financial Statements	June 30, 2008 (Unaudited)

(1)	Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company. Its “Dow Target 10” Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial Averagesm ( “DJIAsm” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term. These ten companies are popularly known as the “Dogs of the Dow.” The “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the DJIAsm and the prices of Portfolio membership interests are not intended to track movements of the DJIAsm. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (“Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)	Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a three-tier hierarchy framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Effective January 1, 2008, the Fund adopted SFAS No. 157, as required. The hierarchy of pricing inputs is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2008 (Unaudited)

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of June 30, 2008:

	Financial Instrument Type	Level 1	Level 2	Level 3

Dow Target 10 Portfolios
First Quarter	Investments in Securities, Repurchase Agreements	$2,729,767	$38,000	$—

Second Quarter	Investments in Securities, Repurchase Agreements	3,077,633	25,000	—

Third Quarter	Investments in Securities, Repurchase Agreements	2,693,069	32,000	—

Fourth Quarter	Investments in Securities, Repurchase Agreements	2,588,467	41,000	—

Dow Target 5 Portfolios
First Quarter	Investments in Securities, Repurchase Agreements	2,326,973	32,000	—

Second Quarter	Investments in Securities, Repurchase Agreements	1,832,595	43,000	—

Third Quarter	Investments in Securities, Repurchase Agreements	1,204,240	29,000	—

Fourth Quarter	Investments in Securities, Repurchase Agreements	1,634,591	32,000	—

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2008 (Unaudited)

agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Fund’s financial statement disclosures.

(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of June 30, 2008 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$35,726	$20,300	$56,816	$—
Depreciation	(781,772)	(1,020,830)	(506,326)	(683,143)

Net unrealized:
Depreciation	$(746,046)	$(1,000,530)	$(449,510)	$(683,143)

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$—	$—	$—	$—
Depreciation	(1,055,767)	(732,725)	(307,881)	(380,389)

Net unrealized:
Depreciation	$(1,055,767)	$(732,725)	$(307,881)	$(380,389)

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2008 (Unaudited)

(4)	Investment Transactions

Purchases and sales of investment securities (excluding short-term and government securities) for the six-month period ended June 30, 2008 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Stocks
Purchases	$1,483,998	$1,822,205	$8	$118,017
Sales	$854,844	$1,163,816	$784,517	$1,788,893

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Stocks
Purchases	$2,478,906	$1,153,068	$14,034	$13,163
Sales	$924,357	$692,993	$208,867	$173,741

(5)	Related Party and Other Transactions

The Portfolios’ day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (“ONI”). ONI is an Ohio corporation and is a wholly-owned subsidiary of ONLIC. Its address is the same as those of the Fund and ONLIC. ONI and its predecessor have been managing investment companies since 1970.

For managing the Fund’s assets, ONI receives a management fee based on each of the Portfolios’ average daily net assets. This fee is calculated daily at the annualized rate of 0.60% of average daily net assets.

In addition to the fee paid to ONI, the Portfolios incur other expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and ONI, ONI has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of approximately 0.25% of average net assets per calendar quarter. The agreement is renewed annually upon the approval of the Board. Typically, agreement renewals are approved by the Board in the meeting held subsequent to the close of the second calendar quarter. ONI contracts with First Trust Advisors LP (“First Trust”) to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios’ assets under ONI’s supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow Target strategies in unit investment trusts and other investment companies since 1991.

First Trust has been granted a license by Dow Jones to use certain copyright, trademark and proprietary rights and trade secrets. The Fund and ONLIC have entered into agreements with First Trust to grant the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC’s separate accounts.

For the service and rights provided by First Trust, ONI pays First Trust a monthly sub-advisory fee based on each Portfolio’s average daily net assets. This fee is calculated daily at the annual rate of 0.35% of the Portfolios’ average daily net assets, and is an expense of ONI, not the Fund.

Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Committee meeting attended. For the six-month period ended June 30, 2008, compensation of these managers by the Fund totaled $2,600.

Under an agreement among ONI, ONLIC and the Fund, ONLIC will, to the extent requested by ONI, provide administrative services and such office supplies and equipment as may be reasonably required for ONI to properly perform its functions on behalf of the Fund. In that regard, ONLIC personnel perform the transfer agent function and other administrative services on behalf of the Fund. The services provided to ONI by ONLIC do not represent expenses of the Fund.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2008 (Unaudited)

(6)	Portfolio Membership Interest Transactions

Portfolio membership interest transactions for the six-month period ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	Dow Target 10 Portfolios
	First Quarter		Second Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Shares issued on sales	103,529	103,425	93,862	82,620
Shares redeemed	(52,306)	(67,577)	(40,650)	(82,411)

Net increase	51,223	35,848	53,212	209

	Dow Target 10 Portfolios
	Third Quarter		Fourth Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Shares issued on sales	1,446	104,917	2,595	227,084
Shares redeemed	(79,047)	(102,934)	(153,438)	(59,603)

Net increase (decrease)	(77,601)	1,983	(150,843)	167,481

	Dow Target 5 Portfolios
	First Quarter		Second Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Shares issued on sales	132,857	60,454	63,339	95,667
Shares redeemed	(22,280)	(51,462)	(25,060)	(51,354)

Net increase	110,577	8,992	38,279	44,313

	Dow Target 5 Portfolios
	Third Quarter		Fourth Quarter
	Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Shares issued on sales	2,463	83,258	1,242	78,922
Shares redeemed	(22,259)	(65,247)	(18,089)	(38,384)

Net increase (decrease)	(19,796)	18,011	(16,847)	40,538

“Dow Jones Industrial Averagesm”, “DJIAsm”, “Dow Industrialssm”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, ONI and the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLIC, ONI or First Trust is the licensing of certain copyrights, trademarks, service marks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLIC, ONI, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	June 30, 2008 (Unaudited)

variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ONI, ONLIC, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGEsm OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, ONI, AND/OR ONLIC.

The Dow® Target Variable Fund LLC

Additional Information	June 30, 2008 (Unaudited)

(1)	Review and Approval of Advisory and Sub-Advisory Agreements

There were no approvals of advisory or sub-advisory contracts during the six-month period ended June 30, 2008. The most recent comprehensive annual approval of advisory and sub-advisory contracts occurred during the August 17, 2007 meeting of the Fund’s Board.

(2)	Expense Disclosure

An individual may not buy or own membership interest of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity or life insurance contract and allocating payments to Fund Portfolios available through separate accounts. The separate accounts of ONLIC are the shareholders of the Fund.

As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a policy/contract owner understand ongoing costs (in dollars) associated with the underlying investment in Fund’s Portfolios by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

The example is based on an investment of $1,000 invested at January 1, 2008 and held through June 30, 2008.

Actual Expenses

The table below provides information about investment values and actual expenses associated with each Portfolio of the Fund. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled “Expenses Paid During Period” .

	Beginning	Ending	Expense Paid	Expense Ratio
	Investment	Investment	During	During Period
	Value	Value	Period*	1/1/08 — 6/30/08
Portfolio	1/1/08	6/30/08	1/1/08 — 6/30/08	(Annualized)

Dow Target 10 First Quarter	$1,000.00	$786.57	$4.47	1.01%
Dow Target 10 Second Quarter	1,000.00	720.46	4.22	0.99%
Dow Target 10 Third Quarter	1,000.00	821.31	4.34	0.96%
Dow Target 10 Fourth Quarter	1,000.00	829.69	4.44	0.98%
Dow Target 5 First Quarter	1,000.00	699.22	4.24	1.00%
Dow Target 5 Second Quarter	1,000.00	708.21	4.44	1.05%
Dow Target 5 Third Quarter	1,000.00	797.57	5.07	1.13%
Dow Target 5 Fourth Quarter	1,000.00	824.81	4.77	1.05%

(continued)

The Dow® Target Variable Fund LLC

Additional Information (Continued)	June 30, 2008 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical investment values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not an actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or expenses actually paid for the period by the shareholders. A policy/contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Investment	Investment	During	During Period
	Value	Value	Period*	1/1/08 — 6/30/08
Portfolio	1/1/08	6/30/08	1/1/08 — 6/30/08	(Annualized)

Dow Target 10 First Quarter	$1,000.00	$1,019.86	$5.06	1.01%
Dow Target 10 Second Quarter	1,000.00	1,019.96	4.95	0.99%
Dow Target 10 Third Quarter	1,000.00	1,020.10	4.81	0.96%
Dow Target 10 Fourth Quarter	1,000.00	1,020.01	4.90	0.98%
Dow Target 5 First Quarter	1,000.00	1,019.88	5.04	1.00%
Dow Target 5 Second Quarter	1,000.00	1,019.66	5.25	1.05%
Dow Target 5 Third Quarter	1,000.00	1,019.22	5.70	1.13%
Dow Target 5 Fourth Quarter	1,000.00	1,019.63	5.28	1.05%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Please note that the expenses shown in these tables are meant to highlight ongoing fund costs only and do not reflect any contract-level expenses or fund transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, these tables are useful in comparing ongoing fund costs only, and will not fully assist a policy/contract owner in determining the relative total expenses of different funds. In addition, if transactional costs were included, costs may be higher for these Portfolios as well as for a fund being compared.

The Dow® Target Variable Fund LLC

Information about Managers and Officers	June 30, 2008 (Unaudited)

			Term served	Number of
			as Officer	Portfolios in	Principal Occupation and Other
Name and Address	Age	Position with the Fund	or Manager	Fund Complex	Directorships During Past Five Years

Independent Managers

James E. Bushman 3040 Forrer Street Cincinnati, Ohio	63	Manager, Chairman of Audit Committee and Member of Independent Directors Committee	Since March 2000	32	Director, Chairman and CEO: Cast-Fab Technologies, Inc. (a manufacturing company); Director: Air Transport Services Group, Inc., The Elizabeth Gamble Deaconess Home Association, The Christ Hospital and The University of Cincinnati Foundation.

L. Ross Love 615 Windings Way Cincinnati, Ohio	62	Manager, Member of Audit and Independent Directors Committees	Since October 1998	32	Director, President and CEO: Blue Chip Enterprises LLC (a company with holdings in the communications and medical equipment industries); Trustee: Syracuse University, Greater Cincinnati Chamber of Commerce.

George M. Vredeveld University of Cincinnati P.O. Box 210223 Cincinnati, Ohio	65	Lead Independent Director, Member of Audit and Independent Directors Committees	Since October 1998	32	Alpaugh Professor of Economics, University of Cincinnati; President: Economics Center for Education & Research; Trustee: National Council on Economic Education.

John I. Von Lehman 10340 Carriage Trail Cincinnati, Ohio	55	Manager, Member of Audit and Independent Directors Committees	Since August 2007	32	Former Executive Vice President, CFO, Secretary, and Director: The Midland Company; Board Member: Life Enriching Communities.

Interested Manager and Officers

John J. Palmer One Financial Way Cincinnati, Ohio	68	President, Chairman and Manager	Since October 1998	32	Director and Vice Chairman: ONLIC; Chairman, CEO and President: NSLA; Director: ONI and various other Ohio National-affiliated companies; Director: Cincinnati Symphony Orchestra; Trustee: Cincinnati Opera

Thomas A. Barefield One Financial Way Cincinnnati, Ohio	55	Vice President	Since October 1998	32	Executive Vice President and Chief Marketing Officer- Institutional Sales: ONLIC; Recent graduate of class XXIX of Leadership Cincinnati. Director: NSLA and ONI.

Christopher A. Carlson One Financial Way Cincinnnati, Ohio	49	Vice President	Since March 2000	32	Senior Vice President and Chief Investment Officer: ONLIC; President and Director: ONI

Dennis R. Taney One Financial Way Cincinnnati, Ohio	60	Chief Compliance Officer	Since June 2004	32	Second Vice President: ONLIC, Chief Compliance Officer: ONLIC and ONI; Prior to August 2004 was Treasurer of the Fund.

R. Todd Brockman One Financial Way Cincinnati, Ohio	39	Treasurer	Since August 2004	32	Second Vice President, Mutual Fund Operations: ONLIC and NSLA; Treasurer: ONI; Prior to July 2004 was an Assurance Manager with Grant Thornton LLP, a certified public accounting firm.

Kimberly A. Plante One Financial Way Cincinnnati, Ohio	34	Secretary	Since March 2005	32	Associate Counsel: ONLIC; Secretary: ONI; Prior to August 2007 was Assistant Secretary, Prior to December 2004 was an Associate with Dinsmore & Shohl LLP, attorneys at law.

Catherine E. Gehr One Financial Way Cincinnnati, Ohio	36	Assistant Treasurer	Since March 2005	32	Manager, Mutual Fund Operations: ONLIC; Assistant Treasurer: ONI; Prior to April 2004 was an Accounting Consultant in the Financial Control Department of ONLIC.

Katherine L. Carter One Financial Way Cincinnnati, Ohio	28	Assistant Secretary	Since July 2007	32	Assistant Counsel: ONLIC; Prior to July 2007 was a Compliance Officer with Fifth Third Securities, Inc.

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The Dow® Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8561 Rev. 8-08

Item 2. Code Of Ethics.
As of the end of the period covered by this report, The Dow Target Variable Fund (the “Fund”) has adopted a code of ethics (the “Code”) that applies to the Fund’s principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Managers has determined that the Fund has a financial expert serving on its Audit Committee. The Audit Committee financial expert is Mr. James E. Bushman. Mr. Bushman is independent for purposes of Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees And Services.
The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.
(a)	Audit Fees.

Fiscal year ended December 31, 2007:	$18,400
Fiscal year ended December 31, 2006:	$17,600
(b)	Audit-Related Fees.
Professional services rendered in connection with the consent on the Fund’s N1A filing.

Fiscal year ended December 31, 2007:	$4,600
Fiscal year ended December 31, 2006:	$4,500
(c)	Tax Fees. None.

(d)	All Other Fees. None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:
The Fund’s Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund’s financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.
(e)     (2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
During the fiscal years ended December 31, 2007 and 2006, there were no non-audit services provided by the Fund’s principal accountant that would have required pre-approval by the Fund’s Audit Committee. The audit related fees aforementioned were pre-approved by the Fund’s Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund’s principal accountant.
(f)	Not applicable.

(g)	There were no non-audit services provided by the Fund’s principal accountant, other than items disclosed in (b) above, in which a fee was billed to the Fund, the Fund’s adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.

(h)	Not applicable, as there were no non-audit services performed by the Fund’s principal accountant that were rendered to the Fund, the Fund’s adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

Item 5. Audit Committee Of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Managers.
Item 11. Controls and Procedures.
(a)	The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Fund’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	The Fund’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dow Target Variable Fund LLC

By:	/s/ John J. Palmer
John J. Palmer
President and Manager
September 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
The Dow Target Variable Fund LLC

By:	/s/ John J. Palmer
John J. Palmer
President and Manager
September 5, 2008

By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer
September 5, 2008